Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000142731 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000142731 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000142731 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142731 | 829073105 | Simpson Manufacturing Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000142731 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000142731 | 021369103 | Altair Engineering, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142731 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000142731 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000142731 | 316175504 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000142731 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142731 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000142731 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000142731 | 35138V102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000142731 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000142731 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000142731 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000142731 | 92346J108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000142731 | 00847J105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000142731 | 903731107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000142731 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000142731 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012946 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000012946 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000012946 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012946 | 829073105 | Simpson Manufacturing Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000012946 | 000360206 | AAON, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000012946 | 021369103 | Altair Engineering, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 78463M107 | SPS Commerce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012946 | 67000B104 | Novanta, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012946 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012946 | 316175504 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012946 | 929236107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012946 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000012946 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000012946 | 35138V102 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000012946 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000012946 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000012946 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000012946 | 92346J108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000012946 | 00847J105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C000012946 | 903731107 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000012946 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000012946 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000136097 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136097 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136097 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136097 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136097 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136097 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136097 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136097 | 942622200 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136097 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136097 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136097 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136097 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136097 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136097 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136097 | 955306105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136097 | 91879Q109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000136097 | 366651107 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136097 | 589378108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000136097 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000136096 | 249906108 | Descartes Systems Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136096 | 30214U102 | Exponent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136096 | 147448104 | Casella Waste Systems, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136096 | 33767E202 | FirstService Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136096 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000136096 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136096 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000136096 | 942622200 | Watsco, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136096 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136096 | 589889104 | Merit Medical Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000136096 | 185123106 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136096 | 33767E202 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000136096 | 147448104 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000136096 | 057665200 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000136096 | 955306105 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000136096 | 91879Q109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000136096 | 366651107 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000136096 | 589378108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000136096 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227602 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227602 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227602 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227602 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227602 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227602 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227602 | 366651107 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227602 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227602 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227602 | 73278L105 | Pool Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227602 | 303075105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227602 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227602 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227602 | 016255101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000227602 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000227602 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227602 | 592688105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000227602 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000227603 | 902252105 | Tyler Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227603 | 775711104 | Rollins, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227603 | 422806208 | HEICO Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000227603 | 217204106 | Copart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000227603 | 94106B101 | Waste Connections, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227603 | 92345Y106 | Verisk Analytics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000227603 | 366651107 | Gartner, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000227603 | 776696106 | Roper Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000227603 | 45168D104 | IDEXX Laboratories, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000227603 | 73278L105 | Pool Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227603 | 303075105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000227603 | 22160N109 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000227603 | 94106B101 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000227603 | 016255101 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000227603 | 109194100 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000227603 | 74275K108 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000227603 | 592688105 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000227603 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232594 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232594 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232594 | 878950104 | TECSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 893529107 | Transcat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232594 | 71944F106 | Phreesia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232594 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232594 | 09062W204 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232594 | 68134L109 | Olo, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232594 | 29270J100 | Energy Recovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232594 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232594 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232594 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232594 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232594 | 829214105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000232594 | 90337L108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000232594 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000232594 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000232593 | 21044C107 | Construction Partners, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000232593 | 69753M105 | Palomar Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232593 | 878950104 | TECSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 893529107 | Transcat, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 431636109 | Hillman Solutions Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000232593 | 71944F106 | Phreesia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000232593 | 96924N100 | Willdan Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000232593 | 09062W204 | BioLife Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000232593 | 68134L109 | Olo, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232593 | 29270J100 | Energy Recovery, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000232593 | 253798102 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000232593 | 92846Q107 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000232593 | 88605U107 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000232593 | 69753M105 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000232593 | 829214105 | Technology
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000232593 | 90337L108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000232593 | 229050307 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000232593 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%